InvestorACInstitutionalandClassR [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BlackRock International Select Equity Fund - Investor C Shares	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 188
Expense Example, No Redemption, 3 Years	706
Expense Example, No Redemption, 5 Years	1,252
Expense Example, No Redemption, 10 Years	$ 2,517